Other Payables (Schedule of Other Payables) (Details) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Employees and payroll accruals				€ 278	€ 224
Indemnification liability (refer to Note 18D)					2,100
Government authorities				213	155
Lease liability (S/T)				489	225
Forward contracts closed	[1]			666
Derivatives (refer to Note 21)				1,378	766
Warrants Liability (refer to Note 16)				2,451
Accrued expenses				2,376	1,430
Current tax				60	110
Total Other Current Payables				€ 7,912	€ 5,010
Euro [Member]
Statement Line Items [Line Items]
Accumulated forward contracts loss			€ 666
USD [Member]
Statement Line Items [Line Items]
Total Other Current Payables | $		$ 9,706
Accumulated forward contracts loss | $		$ 817

[1]	The Company closed euro/USD forward contracts with an accumulated loss of approximately 666 thousand (approximately $817 thousand) that are expected to be paid in 2021.